Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 5: PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	December 31, 2016	December 31, 2015
Prepaid voyage and operating costs	$8,352	$8,700
Claims receivable	9,822	11,078
Prepaid other taxes	4,279	3,664
Advances for working capital purposes	4,486	—
Other	1,957	700
Total prepaid expenses and other current assets	$28,896	$24,142

Claims receivable mainly represents claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.